Balance Sheets (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	4,105,568	4,037,049	3,500,290
Common stock, shares outstanding	4,105,568	4,037,049	3,500,290
Common stock to be issued	67,589	6,000	300
Other Current Liabilities [Member]
Notes payable	50.00%	50.00%
Notes payable, year	3 years	3 years
Notes payable, discount (in Dollars)	$ 0	$ 0
Other Noncurrent Liabilities [Member]
Notes payable	50.00%	50.00%
Notes payable, year	3 years	3 years
Notes payable, discount (in Dollars)	$ 113,873	$ 181,385
Series A Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued	100,000	100,000	100,000
Preferred stock, shares outstanding	100,000	100,000	100,000
Series B Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	375,000	375,000	375,000
Preferred stock, shares issued	375,000	375,000	375,000
Preferred stock, shares outstanding	375,000	375,000	375,000